Transactions with Related Parties, Castor Ships (Details)	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 07, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / d	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / d	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / d	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / d	Jul. 01, 2025
Management Agreements [Abstract]
Management fees					$ 1,807,089		$ 1,930,810		$ 1,710,651
Vessel operating expenses					9,079,838		9,300,399		9,392,960
Due from related parties, non-current		$ 1,341,549	$ 1,590,501		1,341,549		1,590,501
Due from related parties, current		7,431,696	6,072,800		7,431,696		6,072,800
Related Party [Member]
Management Agreements [Abstract]
Vessel operating expenses					190,000		0		0
Related Party [Member] | Castor Ships [Member]
Management Agreements [Abstract]
Management fees				$ 2,557,332	1,807,089		1,930,810		1,710,651
Charter hire commissions					641,813		418,070		279,719
Sale and purchase brokerage commission					41,892		0		0
Administration fees	$ 144,445				3,340,334		3,247,570		2,701,777
Due from related parties, current		7,431,696	$ 6,072,800		7,431,696		6,072,800
Chartering commission rate											6.25%
Sale and purchase brokerage commission rate											1.00%
Capital raising commission rate											1.00%
Related Party [Member] | Castor Ships [Member] | Continuing Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission					855,500				887,050
Vessel operating expenses					$ 190,000
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Management Agreements [Abstract]
Quarterly management fee		$ 850,000				$ 820,000		$ 800,000
Commission rate on each vessel sale and purchase transaction			1.00%							1.00%
Daily fee for services | $ / d		1,100				1,071		1,039		975
Commission rate on charter agreements										1.25%
Recovery fee multiplier		2			2
Minimum value of shares and/or other securities issued by entity in maritime industry						$ 10,000,000
Term of agreement					8 years
Renewal term of agreement					8 years
Termination fee multiplier		7			7
Funding period for advance to cover vessel daily operating costs					2 months
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member] | Maximum [Member]
Management Agreements [Abstract]
Commission rate on charter agreements			6.25%
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Management Agreements [Abstract]
Due from related parties, non-current		$ 1,341,549	$ 1,590,501		$ 1,341,549		1,590,501
Related Party [Member] | Wonder Formosa [Member] | Castor Ships [Member] | Continuing Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission									179,900
Related Party [Member] | Dream Terrax,, Dream Arrax, Dream Syrax and Dream Vermax [Member] | Castor Ships [Member] | Continuing Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission									707,150
Related Party [Member] | Wonder Bellatrix, Wonder Polaris, Wonder Musica, Wonder Avior and Wonder Vega [Member] | Castor Ships [Member] | Discontinued Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission									$ 1,611,000
Related Party [Member] | Wonder Sirius [Member] | Castor Ships [Member] | Discontinued Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission							$ 338,000
Related Party [Member] | Wonder Sirius [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Management Agreements [Abstract]
Quarterly management fee										$ 750,000
Related Party [Member] | M/T Wonder Altair and M/T Wonder Maia [Member] | Castor Ships [Member] | Continuing Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission					$ 665,500